Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2018	December 31, 2017
Raw materials	$857,462	$2,392,731
Work in progress	2,313,763	4,106,837
Finished goods	1,448,854	2,635,764
Total	4,620,079	9,135,332
Inventory write-down	(1,668,508)	-
Inventories, net	$2,951,571	$9,135,332